Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Schedule of intangible assets

	Product development in progress	Intellectual property and patents registration	Software	Total
2021	€’000	€’000	€’000	€’000
Cost
January 1, 2021t	288	1,911	4	2,203
Additions – other*	1,630	—	19	1,649
December 31, 2021	1,918	1,911	23	3,852

Amortisation
January 1, 2021	—	—	—	—
Amortisation charge	—	—	(5)	(5)
December 31, 2021	—	—	(5)	(5)

Net book value
At December 31, 2021	1,918	1,911	18	3,847
2020
Cost
January 1, 2020	—	—	—	—
Additions – business combination	—	1,900	—	1,900
Additions – other*	273	11	4	288
Transfers during the year (note 14)	15	—	—	15
December 31, 2020	288	1,911	4	2,203

Amortisation
January 1, 2020	—	—	—	—
Amortisation charge	—	—	—	—
December 31, 2020	—	—	—	—

Net book value
At December 31, 2020	288	1,911	4	2,203

*	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.

Schedule of sensitivity analysis to significant assumptions

Description	Input	Sensitivity applied	Effect on book value €’000s
Indefinite useful lives intangible assets	Discount rate	+1,000bps	—
Indefinite useful lives intangible assets	Operating margin	-1,000bps	—
Indefinite useful lives intangible assets	Revenue projections* Cost of sales*	-1,000bps -350bps	—

*	The second sensitivity applied was a combination of a reduction in revenue with a corresponding reduction in the costs that would be incurred because of reduced sales.